Common Stock and Stock Plans	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Common Stock and Stock Plans

Note 19: Common Stock and Stock Plans
Common Stock
Table 19.1 presents our reserved, issued and authorized shares of common stock at December 31, 2021.

Table 19.1: Common Stock Shares

Number of shares
Dividend reinvestment and common stock purchase plans	9,190,147
Director plans	173,238
Stock plans (1)	353,806,684
Convertible securities and warrants	65,835,437
Total shares reserved	429,005,506
Shares issued	5,481,811,474
Shares not reserved or issued	3,089,183,020
Total shares authorized	9,000,000,000
(1)Includes employee restricted share rights, performance share awards, 401(k), and deferred compensation plans.

We have a general policy on repurchasing shares to meet common stock issuance requirements for our benefit plans, share awards, conversion of our convertible securities, acquisitions and other corporate purposes. Various factors determine the amount and timing of our share repurchases, including our capital requirements, the number of shares we expect to issue for acquisitions and employee benefit plans, market conditions (including the trading price of our stock), and regulatory and legal considerations. These factors can change at any time, and there can be no assurance as to the number of shares we will repurchase or when we will repurchase them.

Dividend Reinvestment and Common Stock
Purchase Plans
Participants in our dividend reinvestment and common stock direct purchase plans may purchase shares of our common stock at fair market value by reinvesting dividends and/or making optional cash payments under the plan’s terms.

Employee Stock Plans
We offer stock-based employee compensation plans as described below. For additional information on our accounting for stock-based compensation plans, see Note 1 (Summary of Significant Accounting Policies).

LONG-TERM INCENTIVE COMPENSATION PLANS  We have granted restricted share rights (RSRs) and performance share awards (PSAs) as our primary long-term incentive awards using our Long-Term Incentive Compensation Plan (LTICP).
Holders of RSRs and PSAs may be entitled to receive additional RSRs and PSAs (dividend equivalents) or cash payments equal to the cash dividends that would have been paid had the RSRs or PSAs been issued and outstanding shares of common stock. RSRs and PSAs granted as dividend equivalents are subject to the same vesting schedule and conditions as the underlying award.
Table 19.2 summarizes the major components of stock incentive compensation expense and the related recognized tax benefit.
Table 19.2: Stock Incentive Compensation Expense

	Year ended December 31,
(in millions)	2021	2020	2019
RSRs	$931	732	1,109
Performance shares (1)	74	(110)	108
Total stock incentive compensation expense	$1,005	622	1,217
Related recognized tax benefit	$248	154	301
(1)Compensation expense fluctuates with the estimated outcome of satisfying performance conditions and, for certain awards, changes in our stock price.

The total number of shares of common stock available for grant under the plans at December 31, 2021, was 147 million.

Restricted Share Rights
Holders of RSRs are entitled to the related shares of common stock at no cost generally vesting over three to five years after the RSRs are granted. A summary of the status of our RSRs at December 31, 2021, and changes during 2021 is presented in Table 19.3.

Table 19.3: Restricted Share Rights

	Number	Weighted- average grant-date fair value
Nonvested at January 1, 2021	46,231,770	$46.30
Granted	31,143,741	32.99
Vested	(21,954,589)	48.28
Canceled or forfeited	(3,816,743)	38.76
Nonvested at December 31, 2021	51,604,179	37.98

The weighted-average grant date fair value of RSRs granted during 2020 and 2019 was $42.53 and $49.32, respectively.
At December 31, 2021, there was $879 million of total unrecognized compensation cost related to nonvested RSRs. The cost is expected to be recognized over a weighted-average period of 2.4 years. The total fair value of RSRs that vested during 2021, 2020 and 2019 was $902 million, $981 million and $773 million, respectively.
Performance Share Awards
Holders of PSAs are entitled to the related shares of common stock at no cost subject to the Company’s achievement of specified performance criteria over a three-year period. PSAs are granted at a target number based on the Company’s performance. The number of awards that vest can be adjusted downward to zero and upward to a maximum of either 125% or 150% of target. The awards vest in the quarter after the end of the performance period. For PSAs whose performance period ended December 31, 2021, the determination of the number of performance shares that will vest will occur in first quarter of 2022 after review of the Company’s performance by the Human Resources Committee of the Board.

A summary of the status of our PSAs at December 31, 2021, and changes during 2021 is in Table 19.4, based on the performance adjustments recognized as of December 2021.

Table 19.4: Performance Share Awards

	Number	Weighted-average grant-date fair value (1)
Nonvested at January 1, 2021	5,553,608	$45.45
Granted	1,414,431	$32.76
Vested	(791,681)	$55.15
Canceled or forfeited	(1,493,389)	$55.95
Nonvested at December 31, 2021	4,682,969	$36.63

(1)Reflects approval date fair value for grants subject to variable accounting.
The weighted-average grant date fair value of performance awards granted during 2020 and 2019 was $40.39 and $49.26, respectively.
At December 31, 2021, there was $29 million of total unrecognized compensation cost related to nonvested performance awards. The cost is expected to be recognized over a weighted-average period of 1.9 years. The total fair value of PSAs that vested during 2021, 2020 and 2019 was $31 million, $35 million and $82 million, respectively.

Stock Options
Stock options have not been issued in the last three years and no stock options were outstanding at December 31, 2021 and 2020.
Director Awards
We granted common stock awards under the LTICP to non-employee directors elected or re-elected at the annual meeting of stockholders and prorated awards to directors who join the Board at any other time. Stock awards vest immediately.

Employee Stock Ownership Plan
The Wells Fargo & Company 401(k) Plan (401(k) Plan) is a defined contribution plan with an Employee Stock Ownership Plan (ESOP) feature. The ESOP feature enables the 401(k) Plan to borrow money to purchase our preferred or common stock. From 1994 through 2018, with the exception of 2009, we loaned money to the 401(k) Plan to purchase shares of our ESOP preferred stock. As our employer contributions are made to the 401(k) Plan and are used to make ESOP loan payments, a portion of the ESOP preferred stock in the 401(k) Plan is released and converted into our common stock shares, which are allocated to the 401(k) Plan participants and invested in the Wells Fargo ESOP Fund within the 401(k) Plan. Dividends on the common stock shares allocated as a result of the release and conversion of the ESOP preferred stock reduce retained earnings, and the shares are considered outstanding for computing earnings per share. Dividends on the unallocated ESOP preferred stock do not reduce retained earnings, and the shares are not considered to be common stock equivalents for computing earnings per share.
Table 19.5 presents the information related to the Wells Fargo ESOP Fund and the dividends paid to the 401 (K) Plan.

Table 19.5: Wells Fargo ESOP Fund

	Shares outstanding
	December 31,
(in millions, except shares)	2021	2020	2019
Allocated shares (common)	149,638,081	155,810,091	138,978,383
Unreleased shares (preferred)	609,434	822,242	1,071,418
Conversion value of unreleased ESOP preferred shares	$609	822	1,072
Fair value of unreleased ESOP preferred shares based on redemption	700	990	1,231

	Dividends paid
	Year ended December 31,
	2021	2020	2019
Allocated shares (common)	$74	155	233
Unreleased shares (preferred)	66	77	101